INCOME TAXES - Schedule of Income Tax Rates (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Statutory income tax rate	26.00%	26.00%	26.00%
International operations subject to different tax rates	(22.00%)	(12.00%)	(7.00%)
Non-controlling interests in income of flow-through entities	(12.00%)	(9.00%)	(2.00%)
Change in tax rates applicable to temporary differences in other jurisdictions	0.00%	14.00%	4.00%
Tax expense uncorrelated with accounting income	(8.00%)	0.00%	0.00%
Other	(1.00%)	(1.00%)	1.00%
Effective income tax rate	(17.00%)	18.00%	22.00%